BNY Mellon Ultra Short Income ETF
Statement of Investments
March 31, 2025 (Unaudited)
Description
Principal
Amount ($) Value ($)
Commercial Paper – 49.6%
ABN AMRO Funding USA LLC
,
4.49%, 7/07/2025
(a)(b)
5,000,000 4,940,540
Atlantic Asset Securitization LLC
,
4.67%, 5/06/2025
(a)(b)
1,000,000 995,613
BPCE Group
,
4.49%, 4/28/2025
(a)(b)
4,000,000 3,986,488
Canadian Imperial Bank
5.43%, 4/03/2025
(a)(b)
1,500,000 1,499,459
4.67% (1 Month SOFR + 0.34%), 9/08/2025
(a)(c)
750,000 750,666
Cooperatieve Rabobank UA
4.54% (1 Month SOFR + 0.21%), 8/04/2025
(c)
2,500,000 2,500,771
4.47%, 8/21/2025
(b)
2,500,000 2,457,595
Credit Industriel et Commercial
,
4.58% (1 Month SOFR + 0.25%), 7/07/2025
(a)(c)
2,500,000 2,500,812
Danske Bank
4.50%, 7/21/2025
(a)(b)
5,000,000 4,932,540
4.36%, 3/23/2026
(a)(b)
2,000,000 1,918,174
DNB ASA
,
5.56%, 4/11/2025
(a)(b)
2,000,000 1,997,372
DZ Bank AG
,
4.49%, 7/08/2025
(b)
6,000,000 5,928,594
Federation des caisses Desjardins du Quebec
,
4.53%, 7/14/2025
(a)(b)
5,000,000 4,936,960
HSBC Bank PLC
,
4.69% (1 Month SOFR + 0.36%), 6/05/2025
(a)(c)
1,500,000 1,500,582
ING US Funding LLC
,
4.48%, 7/14/2025
(a)(b)
5,000,000 4,936,670
Manhattan Asset Funding Co. LLC
,
4.54% (1 Month SOFR + 0.21%), 9/26/2025
(a)(c)
5,000,000 5,000,032
Mizuho Corporate Bank
,
4.50%, 6/06/2025
(b)
5,000,000 4,959,085
National Australia Bank
,
4.53% (1 Month SOFR + 0.20%), 5/05/2025
(a)(c)
2,000,000 2,000,219
National Bank
,
4.58%, 1/29/2026
(a)(b)
4,000,000 3,861,632
National Bank of Canada
,
5.47%, 4/01/2025
(a)(b)
1,500,000 1,499,820
Natixis SA
,
4.64%, 7/18/2025
(b)
2,750,000 2,714,346
Old Line Funding LLC
,
4.65% (1 Month SOFR + 0.30%), 6/23/2025
(a)(c)
1,200,000 1,200,177
Oversea-Chinese Banking Corp. Ltd.
,
4.53% (1 Month SOFR + 0.20%), 5/20/2025
(a)(c)
2,500,000 2,500,364
Podium Funding Trust
,
4.56%, 8/07/2025
(b)
4,000,000 3,938,388
Sheffield Receivables Company LLC
,
4.48%, 4/29/2025
(a)(b)
3,000,000 2,989,428
Societe Generale SA
,
5.59%, 4/11/2025
(a)(b)
1,000,000 998,676
Standard Chartered Bank
,
4.55%, 8/04/2025
(a)(b)
4,500,000 4,431,564
Starbird Funding Corp.
,
4.55%, 4/01/2025
(a)(b)
3,000,000 2,999,637
Sumitomo Mitsui Trust Bank
,
2.56%, 7/14/2025
(b)
5,000,000 4,937,295
Svenska Handelsbanken AB
4.56%, 7/21/2025
(a)(b)
2,750,000 2,713,593
4.47%, 8/21/2025
(b)
5,000,000 4,915,820
The Toronto-Dominion Bank
,
5.46%, 4/03/2025
(a)(b)
1,500,000 1,499,460
Thunder Bay Funding LLC
,
4.56%, 6/06/2025
(a)(b)
5,000,000 4,959,545
Total Commercial Paper (cost $103,883,442) 103,901,917
Corporate Bonds and Notes – 41.3%
Auto Manufacturers – 3.4%
American Honda Finance Corp.
,
1.30% , 9/09/2026 300,000 287,067
BMW US Capital LLC
4.90%, 4/02/2027
(a)
600,000 604,419
5.28% (3 Month SOFRIX + 0.92%), 8/13/2027
(a)(c)
1,200,000 1,200,400
General Motors Financial Co., Inc.
5.40%, 4/06/2026 250,000 251,116
5.71% (3 Month SOFRIX + 1.35%), 5/08/2027
(c)
1,350,000 1,355,793
Mercedes-Benz Finance North America LLC
5.20%, 8/03/2026
(a)
325,000 328,108
3.45%, 1/06/2027
(a)
325,000 318,752
PACCAR Financial Corp.
3.55%, 8/11/2025 300,000 299,075
4.55%, 3/03/2028 1,750,000 1,763,684
Toyota Motor Credit Corp.
,
5.02% ( 3 Month SOFR + 0.65% ) , 3/19/2027
(c)
750,000 752,737
7,161,151

Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 41.3% (continued)
Banks – 22.7%
ASB Bank Ltd.
,
5.40% , 11/29/2027
(a)
2,000,000 2,047,281
Australia & New Zealand Banking Group Ltd.
5.04% (3 Month SOFR + 0.68%), 7/16/2027
(a)(c)
900,000 904,232
5.03% (3 Month SOFR + 0.65%), 9/30/2027
(a)(c)
1,000,000 1,004,587
Bank of America Corp.
,
3.25% , 10/21/2027 2,000,000 1,948,871
Bank of America NA
,
5.53% , 8/18/2026 300,000 304,866
Bank of Montreal
5.42% (3 Month SOFRIX + 1.06%), 6/07/2025
(c)
350,000 350,570
5.27%, 12/11/2026 325,000 329,417
5.20%, 2/01/2028 1,800,000 1,833,273
Barclays PLC
6.25% (3 Month SOFR + 1.88%), 9/13/2027
(c)
750,000 763,379
4.34%, 1/10/2028 1,000,000 992,512
Canadian Imperial Bank of Commerce
3.95%, 8/04/2025 275,000 274,572
5.60% (3 Month SOFR + 1.22%), 10/02/2026
(c)
375,000 379,288
5.08% (3 Month SOFR + 0.72%), 1/13/2028
(c)
1,500,000 1,499,562
Citigroup, Inc.
,
5.14% ( 3 Month SOFR + 0.77% ) , 6/09/2027
(c)
1,600,000 1,604,038
Commonwealth Bank of Australia
,
5.12% ( 3 Month SOFR + 0.75% ) , 3/13/2026
(a)(c)
350,000 351,474
ING Groep NV
,
3.95% , 3/29/2027 600,000 593,266
JPMorgan Chase & Co.
5.69% (3 Month SOFR + 1.32%), 4/26/2026
(c)
300,000 300,324
5.28% (3 Month SOFR + 0.92%), 4/22/2028
(c)
2,000,000 2,014,288
JPMorgan Chase Bank NA
,
5.11% , 12/08/2026 325,000 329,313
KeyBank NA
4.70%, 1/26/2026 300,000 299,787
5.85%, 11/15/2027 750,000 770,649
Lloyds Banking Group PLC
,
5.95% ( 3 Month SOFRIX + 1.58% ) , 1/05/2028
(c)
1,850,000 1,873,435
Macquarie Bank Ltd.
,
5.30% ( 3 Month SOFRIX + 0.92% ) , 7/02/2027
(a)(c)
750,000 755,578
Manufacturers & Traders Trust Co.
,
4.65% , 1/27/2026 300,000 299,918
Morgan Stanley Bank NA
,
5.53% ( 3 Month SOFR + 1.17% ) , 10/30/2026
(c)
500,000 504,703
National Australia Bank Ltd.
,
1.89% , 1/12/2027
(a)
375,000 360,299
National Bank of Canada
,
5.41% ( 3 Month SOFRIX + 1.03% ) , 7/02/2027
(c)
750,000 753,994
NatWest Markets PLC
1.60%, 9/29/2026
(a)
225,000 215,662
5.27% (3 Month SOFR + 0.90%), 5/17/2027
(a)(c)
500,000 501,894
PNC Bank NA
,
3.10% , 10/25/2027 2,000,000 1,938,275
Royal Bank of Canada
,
Series G , 5.31% ( 3 Month SOFRIX + 0.95% ) , 1/19/2027
(c)
650,000 654,920
Standard Chartered PLC
,
6.30% ( 3 Month SOFR + 1.93% ) , 7/06/2027
(a)(c)
400,000 405,415
State Street Corp.
3.55%, 8/18/2025 98,000 97,673
5.21% (3 Month SOFRIX + 0.85%), 8/03/2026
(c)
600,000 603,333
5.27%, 8/03/2026 225,000 227,580
Sumitomo Mitsui Financial Group, Inc.
,
1.40% , 9/17/2026 300,000 287,241
Sumitomo Mitsui Trust Bank Ltd.
5.49% (3 Month SOFR + 1.12%), 3/09/2026
(a)(c)
300,000 302,012
5.65%, 9/14/2026
(a)
325,000 330,338
The Bank of Nova Scotia
,
5.35% , 12/07/2026 750,000 760,542
The Goldman Sachs Group Inc.
5.16% (3 Month SOFR + 0.79%), 12/09/2026
(c)
725,000 726,566
5.48% (3 Month SOFR + 1.12%), 2/24/2028
(c)
2,000,000 2,017,276
The PNC Financial Services Group, Inc.
,
2.60% , 7/23/2026 325,000 317,604
The Toronto-Dominion Bank
5.53%, 7/17/2026 200,000 202,670
Series G, 5.10% (3 Month SOFR + 0.73%), 4/05/2027
(c)
850,000 852,571

Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 41.3% (continued)
Banks – 22.7% (continued)
The Toronto-Dominion Bank (continued)
5.16%, 1/10/2028 1,000,000 1,017,140
Truist Financial Corp.
,
1.13% , 8/03/2027 1,950,000 1,808,532
UBS Group AG
,
4.28% , 1/09/2028
(a)
1,800,000 1,777,857
US Bancorp
1.45%, 5/12/2025 1,600,000 1,593,991
Series V, 2.38%, 7/22/2026 325,000 317,383
US Bank NA
,
5.05% ( 3 Month SOFR + 0.69% ) , 10/22/2027
(c)
1,600,000 1,602,244
Wells Fargo & Co.
,
5.14% ( 3 Month SOFR + 0.78% ) , 1/24/2028
(c)
2,000,000 2,006,384
Wells Fargo Bank NA
5.55%, 8/01/2025 750,000 752,028
5.43% (3 Month SOFR + 1.07%), 12/11/2026
(c)
900,000 909,502
Westpac Banking Corp.
,
4.89% ( 3 Month SOFR + 0.52% ) , 6/03/2026
(c)
1,900,000 1,905,327
47,575,436
Beverages – 1.0%
PepsiCo, Inc.
,
4.45% , 2/07/2028 2,000,000 2,013,350
2,013,350
Computers – 0.9%
International Business Machines Corp.
4.00%, 7/27/2025 300,000 299,441
4.65%, 2/10/2028 1,500,000 1,509,888
1,809,329
Diversified Financial Services – 1.5%
American Express Co.
5.12% (3 Month SOFR + 0.76%), 2/13/2026
(c)
250,000 250,996
2.55%, 3/04/2027 750,000 725,071
The Charles Schwab Corp.
4.88% (3 Month SOFRIX + 0.52%), 5/13/2026
(c)
300,000 300,283
5.88%, 8/24/2026 350,000 356,581
3.20%, 1/25/2028 1,500,000 1,453,854
3,086,785
Healthcare-Services – 0.3%
Roche Holdings, Inc.
,
5.10% ( 3 Month SOFR + 0.74% ) , 11/13/2026
(a)(c)
650,000 654,749
654,749
Insurance – 0.1%
Prudential Financial, Inc.
,
1.50% , 3/10/2026 300,000 292,174
292,174
Internet – 0.9%
Amazon.com, Inc.
,
3.15% , 8/22/2027 1,950,000 1,907,360
1,907,360
Machinery-Construction & Mining – 0.8%
Caterpillar Financial Services Corp.
4.88% (3 Month SOFR + 0.52%), 5/14/2027
(c)
750,000 752,219
4.93% (3 Month SOFR + 0.56%), 11/15/2027
(c)
1,000,000 1,004,111
1,756,330
Machinery-Diversified – 1.2%
John Deere Capital Corp.
4.80%, 1/09/2026 300,000 301,008
1.70%, 1/11/2027 350,000 335,161
4.75%, 1/20/2028 1,750,000 1,775,588
2,411,757

Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 41.3% (continued)
Media – 0.8%
Comcast Corp.
2.35%, 1/15/2027 750,000 724,994
5.35%, 11/15/2027 1,000,000 1,025,854
1,750,848
Oil & Gas – 0.6%
BP Capital Markets America, Inc.
,
3.41% , 2/11/2026 300,000 297,442
Chevron USA, Inc.
,
4.48% , 2/26/2028 1,000,000 1,007,230
1,304,672
Pharmaceuticals – 2.3%
AbbVie, Inc.
,
2.95% , 11/21/2026 350,000 342,704
Bristol-Myers Squibb Co.
,
3.90% , 2/20/2028 2,000,000 1,982,007
CVS Health Corp.
,
3.00% , 8/15/2026 300,000 293,348
Eli Lilly & Co.
,
4.55% , 2/12/2028 2,000,000 2,020,157
Pfizer Investment Enterprises Pte Ltd.
,
4.45% , 5/19/2026 250,000 250,442
Shire Acquisitions Investments Ireland DAC
,
3.20% , 9/23/2026 7,000 6,873
4,895,531
Real Estate – 0.3%
Simon Property Group LP
,
1.38% , 1/15/2027 725,000 687,608
687,608
Retail – 1.7%
Starbucks Corp.
,
2.00% , 3/12/2027 1,950,000 1,861,672
Target Corp.
,
1.95% , 1/15/2027 700,000 673,976
The Home Depot, Inc.
,
4.00% , 9/15/2025 750,000 748,574
Walmart, Inc.
,
3.90% , 9/09/2025 300,000 299,588
3,583,810
Semiconductors – 0.2%
Intel Corp.
,
3.70% , 7/29/2025 300,000 298,822
298,822
Software – 0.2%
Oracle Corp.
,
2.65% , 7/15/2026 300,000 292,939
292,939
Telecommunications – 2.4%
AT&T, Inc.
,
4.25% , 3/01/2027 1,900,000 1,892,776
Cisco Systems Inc.
,
4.55% , 2/24/2028 1,250,000 1,260,779
T-Mobile USA, Inc.
3.75%, 4/15/2027 600,000 591,392
4.75%, 2/01/2028 1,300,000 1,299,506
5,044,453
Total Corporate Bonds and Notes (cost $86,058,119) 86,527,104
U.S. Treasury Government Securities – 3.8%
U.S. Treasury Notes
3.13%, 8/15/2025 600,000 597,463
4.88%, 11/30/2025 1,500,000 1,506,778
4.00%, 1/15/2027 3,800,000 3,804,453
4.13%, 11/15/2027 2,000,000 2,011,719
Total U.S. Treasury Government Securities (cost $7,871,084) 7,920,413
Shares
Investment Companies – 4.9%
Registered Investment Companies – 4.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%
(d)(e)
(cost $10,196,305) 10,196,305 10,196,305
Total Investments (cost $208,008,950) 99.6% 208,545,739
Cash and Receivables (Net) 0.4% 807,516
Net Assets 100.0% 209,353,255

See Notes to Statement of Investments
SOFR—Secured Overnight Financing Rate
SOFRIX—Secured Overnight Financing Rate Index
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities were valued at $83,613,080 or 39.94% of net assets.
(b)
Security is a discount security. Income is recognized through the accretion of discount.
(c)
Variable rate security - rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of March 31, 2025.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative
U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative
GAAP for SEC registrants. BNY Mellon Ultra Short Income ETF (the “fund”) is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within
Level 1 of the fair value hierarchy.
BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to
Rule 2a-5 under the Act.
Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following:
yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Each Service and independent valuation firm is engaged under the general oversight of the Board. Overnight and certain other short-term debt instruments (excluding U.S. Treasury Bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the Board or a committee or other persons designated by the
Board, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within
Level 3 of the fair value hierarchy.

The table below summarizes the inputs used as of March 31, 2025 in valuing the fund’s investments:
Fair Value Measurements
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.
At March 31, 2025, accumulated net unrealized appreciation on investments was $536,789, consisting of gross appreciation of $556,478 and gross depreciation of $19,689.
At March 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Commercial Paper — 103,901,917 — 103,901,917
Corporate Bonds — 86,527,104 — 86,527,104
U.S. Treasury Government Securities — 7,920,413 — 7,920,413
Investment Companies 10,196,305 — — 10,196,305
10,196,305 198,349,434 — 208,545,739
†
See Statement of Investments for additional detailed categorizations, if any.